S000023782 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Class N
Prospectus [Line Items]
Average Annual Return, Percent	7.24%	5.84%			9.51%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.37%	4.73%			8.17%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.67%	4.48%			7.49%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	7.57%	6.20%			9.89%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	7.67%	6.26%	8.63%	[1]
Performance Inception Date			Feb. 24, 2017
Class Z | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.66%	[1]	14.82%
Performance Inception Date			Feb. 24, 2017
Class Z | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	8.19%	[1]	9.62%
Performance Inception Date			Feb. 24, 2017

[1]	Class Z and Index performance shown reflects performance since the inception date of the Fund's Class Z shares on February 24, 2017.